Contributed Equity	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Contributed Equity

Note 23 Contributed Equity

Share capital

	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
	Number of shares	Number of shares	Amount (USD)	Amount (USD)
Ordinary shares
Fully paid	567,941,993	488,733,461	$367,537,075	$338,425,286

Ordinary Share Capital

Date	Details	Note	Number of Shares	Issue Price (AUD)	Amount (USD)
January 1, 2023	Balance		486,774,622	$—	$338,108,198
March 15, 2023	Exercise of options	(e)	33,333	$0.50	11,080
	Exercise of performance rights	(c)	8,309	$—	—
March 23, 2023	Exercise of options	(e)	66,666	$0.90	40,273
April 12, 2023	Exercise of performance rights	(c)	1,910	$—	—
May 1, 2023	Exercise of performance rights	(c)	23,356	$—	—
June 29, 2023	Exercise of performance rights	(c)	39,515	$—	—
July 21, 2023	Exercise of performance rights	(c)	314,276	$—	—
August 1, 2023	Exercise of performance rights	(c)	6,002	$—	—
August 21, 2023	Exercise of performance rights	(c)	4,312	$—	—
August 29, 2023	Exercise of options	(e)	500,000	$0.70	225,729
	Exercise of share rights	(f)	419,719	$—	—
September 1, 2023	Exercise of performance rights	(c)	250,000	$—	—
October 20, 2023	Exercise of performance rights	(c)	18,174	$—	—
October 24, 2023	Exercise of options	(e)	150,000	$0.55	52,439
November 21, 2023	Exercise of performance rights	(c)	7,526	$—	—
November 28, 2023	Exercise of performance rights	(c)	2,178	$—	—
December 8, 2023	Exercise of performance rights	(c)	21,563	$—	—
December 14, 2023	Exercise of performance rights	(c)	92,000	$—	—
	Share issue costs				(12,433)
December 31, 2023	Balance		488,733,461		$338,425,286
January 19, 2024	Exercise of performance rights	(c)	125,200	$—	—
February 15, 2024	Exercise of performance rights	(c)	7,130	$—	—
March 14, 2024	Exercise of performance rights	(c)	3,841	$—	—
April 18, 2024	Exercise of options	(e)	33,334	$0.50	10,727
April 19, 2024	Exercise of performance rights	(c)	9,041	$—	—
May 2, 2024	Exercise of performance rights	(c)	35,490	$—	—
June 4, 2024	Exercise of performance rights	(c)	8,987	$—	—
June 13, 2024	Exercise of performance rights	(c)	32,042	$—	—
June 28, 2024	Exercise of performance rights	(c)	15,409	$—	—
July 12, 2024	Exercise of performance rights	(c)	297,885	$—	—
July 16, 2024	Exercise of options	(e)	3,415,759	$—	1,605,677
July 29, 2024	Exercise of performance rights	(c)	16,684	$—	—
September 2, 2024	Exercise of performance rights	(c)	250,000	$—	—
September 2, 2024	Exercise of share rights	(f)	65,405	$—	—
September 4, 2024	Exercise of performance rights	(c)	618,129	$—	—
September 19, 2024	Exercise of performance rights	(c)	46,005	$—	—
September 24, 2024	Exercise of performance rights	(c)	33,193	$—	—
October 2, 2024	Exercise of performance rights	(c)	2,479	$—	—
November 1, 2024	Exercise of performance rights	(c)	7,321	$—	—
November 12, 2024	Exercise of performance rights	(c)	7,522	$—	—
December 2, 2024	Placement shares		74,064,647	$0.60	28,807,889
December 12, 2024	Exercise of performance rights	(c)	113,029	$—	—
	Share issue costs		—		(1,312,504)
December 31, 2024	Balance		567,941,993		367,537,075

Exercise of Performance Rights

During the year ended December 31, 2024, 110,686 ordinary shares were issued to non-KMP employees, and 1,518,701 were issued to KMP on the exercise of vested performance rights (Chris Burns 759,931; Nick Liveris 359,422; Rashda Buttar 295,479; Darcy MacDougald 103,869).

During the year ended December 31, 2023, 699,961 ordinary shares were issued to non-KMP employees, and 89,160 were issued to KMP Rashda Buttar, on the exercise of vested performance rights.

Exercise of Options

On July 16, 2024, 12,000,000 options were exercised at AUD $0.50 per share using the cashless exercise mechanism, resulting in the issue of 3,415,759 ordinary shares.

On April 18, 2024, 33,334 options were exercised at AUD $0.50 per share.

On October 24, 2023, 150,000 options were exercised at AUD$0.55 per share.

On August 29, 2023, 500,000 options were exercised at AUD $0.70 per share.

On March 23, 2023, 66,666 options were exercised at AUD$0.90 per share.

On March 15, 2023, 33,333 options were exercised at AUD$0.50 per share.

Exercise of Share Rights

On August 29, 2023, 419,719 ordinary shares were issued to Directors on the vesting of share rights (See Note 28 - Share-based Payments).

On July 7, 2022, 302,539 ordinary shares were issued to Directors on the vesting of share rights (See Note 28 – Share-based Payments).

Capital Management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders, benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The capital structure of the Company includes equity attributable to equity holders, comprising of issued capital, reserves and accumulated losses. In order to maintain or adjust the capital structure, the Company may issue new shares, sell assets to reduce debt or adjust the level of activities undertaken by the company.

The Company monitors capital on the basis of cash flow requirements for operational, and exploration and evaluation expenditure. The Company will continue to use capital market issues to satisfy anticipated funding requirements.

The Company has no externally imposed capital requirements. The Company’s strategy for capital risk management is unchanged from prior years.